Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Geographic Locations

The following table presents revenue information by geographic locations for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
European Union	$5,618,002	$4,660,608	$20,302,433
Asia Pacific	509,168	73,395	3,192,219
North America	110,508	215,437	50,000
South America	1,475,088	1,651,500	—
Other Regions	472,380	111,050	—
	$8,185,146	$6,711,990	$23,544,652